Demonstration Plant Operations (formerly Pilot Plant) (Tables)	6 Months Ended
Dec. 31, 2023
Demonstration Plant Operations (formerly Pilot Plant)
Schedule of demonstration plant cost

	Three months ended		Six months ended
	December 31,		December 31,
	2023	2022	2023	2022
Internet	$2	$3	$5	$5
Personnel	1,436	1,733	2,626	3,042
Reagents	(63)	149	566	584
Repairs and maintenance	9	2	347	9
Supplies	103	931	488	1,682
Testwork	264	238	1,049	561
Office trailer rental	34	7	49	20
Utilities	28	36	52	72
Vehicle	4	—	13	—
Waste disposal & recycling	2	—	7	—
Total pilot plant operations costs	1,819	3,099	5,202	5,975